Other Liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Liabilities
22.	OTHER LIABILITIES

	2021		2020		2019
	Non-current	Current	Non-current	Current	Non-current	Current

Extension of concessions	823	824	710	711	529	593
Liabilities for contractual claims (1)	145	2,618	2,250	7,250	170	59
Miscellaneous	—	26	1	1,101	4	658

	968	3,468	2,961	9,062	703	1,310

(1)	See Note 34.d).